Acquisitions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Business Acquisition [Line Items]
Acquisition, cost of acquired entity paid in cash	¥ 70,537	¥ 11,964	¥ 64,875
Goodwill acquired	34,429	4,024	29,247
Acquisition, amount of goodwill adjustment	3,478	28,674
Intangible assets acquired		0	0
Acquisition, adjustment of acquired intangible assets other than goodwill	2,476	998
Goodwill acquired	34,429
Goodwill Available For Tax Deductions	6,964
Acquired intangible assets other than goodwill	¥ 14,491